EQUITY METHOD INVESTMENTS (Results of Operations of Equity Method Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investments [Abstract]
Shipping revenues	$ 371,775	$ 383,424	$ 384,040
Ship operating expenses	(228,296)	(249,704)	(248,924)
Income from vessel operations	143,479	133,720	135,116
Other income/(expense)	634	(1,735)	(1,588)
Interest expense	(47,106)	(51,024)	(54,007)
Net income	$ 97,007	$ 80,961	$ 79,521